Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus, Class S Shares Prospectus, Thrivent Balanced Income Plus Fund Class A Shares Summary Prospectus, Thrivent Balanced Income Plus Fund Class S Shares Summary Prospectus, Thrivent Diversified Income Plus Fund Class A Shares Summary Prospectus,

and Thrivent Diversified Income Plus Fund Class S Shares Summary Prospectus

each dated February 28, 2018

1.

Effective October 31, 2018, Gregory R. Anderson, CFA and Matthew D. Finn, CFA have been named as portfolio managers of Thrivent Balanced Income Plus Fund and Thrivent Diversified Income Plus Fund, and Reginald L. Pfeifer, CFA and John T. Groton, Jr., CFA are no longer portfolio managers for the Funds. Stephen D. Lowe, CFA, Mark L. Simenstad, CFA, and Noah J. Monsen, CFA will continue to serve as portfolio managers of the Funds.

The following replaces similar information for Thrivent Balanced Income Plus Fund found in the “Summary Section” under the heading “Portfolio Manager(s)” and in the “Management, Organization and Capital Structure” section under the heading “Portfolio Management”:

Stephen D. Lowe, CFA, Mark L. Simenstad, CFA, Noah J. Monsen, CFA, Gregory R. Anderson, CFA and Matthew D. Finn, CFA are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Lowe has served as a portfolio manager of the Fund since August 2013. Mr. Simenstad and Mr. Monsen have served as portfolio managers of the Fund since May 2015. Mr. Anderson and Mr. Finn have served as portfolio managers of the Fund since October 2018. Mr. Lowe is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1997. He has served as a portfolio manager since 2009. Mr. Simenstad is Chief Investment Strategist and has been with Thrivent Financial since 1999. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Finn has been a portfolio manager at Thrivent Financial since 2004, when he joined Thrivent Financial.

The following replaces similar information for Thrivent Diversified Income Plus Fund found in the “Summary Section” under the heading “Portfolio Manager(s)” and in the “Management, Organization and Capital Structure” section under the heading “Portfolio Management”:

Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, Noah J. Monsen, CFA, Gregory R. Anderson, CFA and Matthew D. Finn, CFA are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Simenstad has served as a portfolio manager of the Fund since June 2006. Mr. Lowe and Mr. Monsen have served as portfolio managers of the Fund since May 2015. Mr. Anderson and Mr. Finn have served as portfolios managers of the Fund since October 2018. Mr. Simenstad is Chief Investment Strategist and has been with Thrivent Financial since 1999. Mr. Lowe is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1997. He has served as a portfolio manager since 2009. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Finn has been a portfolio manager at Thrivent Financial since 2004, when he joined Thrivent Financial.

2.	The following replaces the first paragraph in the “Summary Section” under the heading “Principal Strategies” for Thrivent Diversified Income Plus Fund:

Under normal circumstances, the Fund invests in a combination of equity securities and debt securities within the ranges shown in the following table:

Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	75%	55-95%
Equity Securities	25%	5-45%

3.	The following replaces the second paragraph in the “Summary Section” under the heading “Principal Strategies” for both Thrivent Balanced Income Plus Fund and Thrivent Diversified Income Plus Fund:

The equity securities in which the Fund invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock.

4.	Real Estate Investment Trust (“REIT”) Risk is removed from the “Principal Risks” in the “Summary Section” for both Thrivent Balanced Income Plus Fund and Thrivent Diversified Income Plus Fund.

The date of this Supplement is October 31, 2018.

Please include this Supplement with your Prospectus or Summary Prospectus.

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